Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SATELITES MEXICANOS SA DE CV
Entity Central Index Key	0001063131
Document Type	F-4
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer